Quarterly Financial Data	6 Months Ended
Jul. 14, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Quarterly Financial Data (unaudited)
The following table presents select historical quarterly consolidated statements of operations data and other operations data for our nine most recently completed fiscal quarters. This quarterly information has been prepared using our unaudited consolidated financial statements and, in the opinion of management, includes all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results of the interim periods.
We operate on a 52- or 53-week fiscal year that ends on the last Monday of the calendar year.  All fiscal years presented herein consist of 52 weeks, with the exception of the fiscal year ended December 31, 2012, which consisted of 53 weeks. Our first fiscal quarter consists of 16 weeks, and each of our second, third and fourth fiscal quarters consist of 12 weeks, except for a 53-week year when the fourth quarter has 13 weeks.
The quarterly results presented below should be read in conjunction with the sections entitled "Selected Historical Consolidated Financial and Other Data" and our audited and unaudited consolidated financial statements and the related notes thereto included elsewhere in this prospectus. These quarterly results may not be indicative of our results of operations for a full year or any future period.

	Quarter Ended
	December 30, 2013	October 7, 2013	July 15, 2013	April 22, 2013	December 31, 2012 (1)	October 1, 2012	July 9, 2012	April 16, 2012
Total revenue	$28,676	$29,144	$27,186	$31,379	$20,726	$20,235	$18,088	$20,675
Income (loss) from operations	(1,577)	1,223	1,243	96	(364)	1,074	1,422	574
Net income (loss)	(3,098)	351	423	(1,391)	753	(459)	(577)	30

Net income (loss) per share, basic and diluted	$(0.25)	$0.03	$0.03	$(0.11)	$0.06	$(0.04)	$(0.05)	$—
Weighted average shares outstanding, basic and diluted	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414	12,561,414
(1) The fiscal quarter ended December 31, 2012 consisted of 13 weeks.